Property, plant, and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 48,396
Balance at end of year	44,582
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	10,119	$ 8,913
Disposals	(5)	(8)
Depreciation, depletion and amortization	(225)	(224)
Translation adjustment	(1,139)	607
Transfers	314	772
Balance at end of year	9,064	10,060
Land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	15,956	17,700
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(6,892)	(7,640)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	9,239	8,042
Disposals	(16)	(8)
Depreciation, depletion and amortization	(276)	(250)
Translation adjustment	(1,098)	608
Transfers	504	586
Balance at end of year	8,353	8,978
Facilities [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	13,724	14,330
Facilities [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(5,371)	(5,352)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,450	4,984
Disposals	(7)	(5)
Depreciation, depletion and amortization	(351)	(364)
Translation adjustment	(397)	229
Transfers	284	371
Balance at end of year	3,979	5,215
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	9,706	12,418
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(5,727)	(7,203)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	6,925	7,112
Assets retirement obligation	(147)	99
Depreciation, depletion and amortization	(226)	(241)
Translation adjustment	(517)	302
Transfers	158	46
Balance at end of year	6,193	7,318
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	14,734	16,285
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(8,541)	(8,967)
Railway Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,612	2,475
Disposals	(3)	(5)
Depreciation, depletion and amortization	(81)	(81)
Translation adjustment	(332)	198
Transfers	50	47
Balance at end of year	2,246	2,634
Railway Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	3,917	4,455
Railway Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(1,671)	(1,821)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	1,359	1,455
Additions (i)	(4)	19
Depreciation, depletion and amortization	(93)	(91)
Translation adjustment		31
Impairment	(37)
Balance at end of year	1,225	1,414
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	2,089	2,196
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(864)	(782)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,484	2,632
Disposals	(1)	(1)
Depreciation, depletion and amortization	(164)	(163)
Translation adjustment	(220)	153
Transfers	127	166
Balance at end of year	2,226	2,787
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	4,929	5,903
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(2,703)	(3,116)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	11,208	9,325
Additions (i)	2,749	2,430
Disposals	(70)	(53)
Translation adjustment	(1,154)	546
Transfers	(1,437)	(1,988)
Balance at end of year	11,296	10,260
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	11,296	10,260
Total Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	48,396	44,938
Additions (i)	2,745	2,449
Disposals	(102)	(80)
Assets retirement obligation	(147)	99
Depreciation, depletion and amortization	(1,416)	(1,414)
Translation adjustment	(4,894)	2,674
Balance at end of year	44,582	48,666
Total Property Plant And Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	76,351	83,547
Total Property Plant And Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	$ (31,769)	$ (34,881)